Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$42,846	$42,846	$41,300	$41,300
Restricted cash	$21,163	$21,163	$32,214	$32,214
Accounts receivable, net	$5,103	$5,103	$6,478	$6,478
Accounts payable	$1,277	$1,277	$1,021	$1,021
Ship mortgage notes and premium	$506,593	$482,275	$507,028	$385,088
Other Long-term debt	$487,493	$487,493	$338,383	$338,383
Loans due to related party	$35,000	$35,000	$40,000	$40,000
Due to related parties, short term	$27,815	$27,815	$43,616	$43,616
Due to related parties, long term	$57,701	$57,701	$—	$—

Fair Value Hierarchy Table

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$42,846	$42,846	$—		$—
Restricted cash	$21,163	$21,163	$—		$—
Ship mortgage notes and premium	$482,275	$482,275	$—		$—
Other Long-term debt(1)	$487,493	$—	$487,493	(1)	$—
Loans due to related party(1)	$35,000	$—	$35,000	(1)	$—
Due to related parties, long term(1)	$57,701	$—	$57,701	(1)	$—
(1)The fair value of the Company's other long term debt, loans due to related party and due to related parties, long term is  estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.